Financial instruments and financial risk management - Liquidity risk (Details) € in Thousands	12 Months Ended
	Jun. 30, 2021 EUR (€) item	Jun. 30, 2020 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities
Number of revolving credit facilities | item	2
Undiscounted cash flows	€ 108,666	€ 371,619
Financial liabilities	€ 107,929	309,100
Maximum
Disclosure of maturity analysis for non-derivative financial liabilities
The number of days within which the entity's trade receivables are usually paid.	7 days
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 99,515	98,803
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	9,151	20,771
Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows		252,045
Shareholder Loans
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows		252,045
Financial liabilities		191,194
Shareholder Loans | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows		252,045
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	44,210	36,158
Financial liabilities	44,210	36,158
Trade and other payables | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	44,210	36,158
Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	50,227	52,033
Financial liabilities	50,227	52,033
Other liabilities | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	50,227	46,128
Other liabilities | Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows		5,905
Liabilities to banks
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows		10,000
Financial liabilities		10,000
Liabilities to banks | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows		10,000
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	14,884	21,383
Financial liabilities	14,147	19,715
Lease liabilities | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	5,733	6,517
Lease liabilities | Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 9,151	€ 14,866